Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	GRUPO SIMEC, S.A.B. de C.V.
Trading Symbol	SIM
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	461,676,539
Amendment Flag	false
Entity Central Index Key	0000887153
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-11176
Entity Incorporation, State or Country Code	O5
Entity Address, Address Line One	Calzada Lázaro Cárdenas 601 Colonia La Nogalera
Entity Address, Address Line Two	Guadalajara
Entity Address, City or Town	Jalisco
Entity Address, Country	MX
Entity Address, Postal Zip Code	44440
Title of 12(b) Security	American Depositary Shares (each representing three Series B shares) Series B Common Stock
Security Exchange Name	NYSE
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	328100001
Auditor Name	Marcelo de los Santos y Cía., S.C.
Auditor Location	San Luis Potosí, S.L.P., México
Business Contact
Document Information Line Items
Entity Address, Address Line One	Calzada Lázaro Cárdenas 601Colonia La Nogalera
Entity Address, Address Line Two	Guadalajara
Entity Address, City or Town	Jalisco
Entity Address, Country	MX
Entity Address, Postal Zip Code	44440
Contact Personnel Name	Mario Moreno Cortez
City Area Code	(5233)
Local Phone Number	3770-6700
Contact Personnel Email Address	mmoreno@gruposimec.com.mx